Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2020	$ 335,505	$ 6,314	$ 981,056	$ 42,753	$ (4)	$ 245	$ (694,859)
Loss for the period	(124,096)						(124,096)
Translation adjustment	56					56
Other comprehensive income for the period	56					56
Total comprehensive loss for the period	(124,040)					56	(124,096)
Share-based compensation expense	32,218			32,218
Total transactions with owners	32,453	131	234	32,218	(130)
Equity, ending balance at Jun. 30, 2021	243,918	6,445	981,290	74,971	(134)	301	(818,955)
Issuance of shares to be held as treasury shares	0	131			(131)
Grant of shares to settle 2014 incentive plan awards	235		234		1
Equity, beginning balance at Dec. 31, 2020	335,505	6,314	981,056	42,753	(4)	245	(694,859)
Remeasurement of defined benefit pension liability	3,600
Equity, ending balance at Dec. 31, 2021	166,088	6,445	981,827	102,646	(128)	183	(924,885)
Equity, beginning balance at Mar. 31, 2021	297,968	6,314	981,059	56,704	(4)	281	(746,386)
Loss for the period	(72,569)						(72,569)
Translation adjustment	20					20
Other comprehensive income for the period	20					20
Total comprehensive loss for the period	(72,549)					20	(72,569)
Exercise of options	232		231
Share-based compensation expense	18,267			18,267
Total transactions with owners	18,499		231	18,267	(130)
Equity, ending balance at Jun. 30, 2021	243,918	6,445	981,290	74,971	(134)	301	(818,955)
Issuance of shares to be held as treasury shares	0	131			(131)
Grant of shares to settle 2014 incentive plan awards					1
Equity, beginning balance at Dec. 31, 2021	166,088	6,445	981,827	102,646	(128)	183	(924,885)
Loss for the period	(81,035)						(81,035)
Remeasurement of defined benefit pension liability	3,618			3,618
Translation adjustment	(541)					(541)
Other comprehensive income for the period	3,077			3,618		(541)
Total comprehensive loss for the period	(77,958)			3,618		(541)	(81,035)
Exercise of options and vestings of RSUs	0		9		(9)
Share-based compensation expense	27,216			27,216
Total transactions with owners	27,216	0	(9)	27,216	9
Equity, ending balance at Jun. 30, 2022	115,346	6,445	981,818	133,480	(119)	(358)	(1,005,920)
Equity, beginning balance at Mar. 31, 2022	162,667	6,445	981,818	116,044	(119)	25	(941,546)
Loss for the period	(64,374)						(64,374)
Remeasurement of defined benefit pension liability	3,618			3,618
Translation adjustment	(383)					(383)
Other comprehensive income for the period	3,235			3,618		(383)
Total comprehensive loss for the period	(61,139)			3,618		(383)	(64,374)
Share-based compensation expense	13,818			13,818
Total transactions with owners	13,818		0	13,818	0
Equity, ending balance at Jun. 30, 2022	$ 115,346	$ 6,445	$ 981,818	$ 133,480	$ (119)	$ (358)	$ (1,005,920)